Pay vs Performance Disclosure	12 Months Ended					15 Months Ended	45 Months Ended
	Dec. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 26, 2023 USD ($) $ / shares	Dec. 27, 2022 USD ($) $ / shares	Dec. 28, 2021 USD ($) $ / shares	Mar. 17, 2021	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table
							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total Comp First PEO	SCT Total Comp for Second PEO	CAP to First PEO	CAP to Second PEO	Avg. SCT Total Comp for Non-PEO NEOs	Avg. CAP to Non-PEO NEOs	TSR	Peer Group TSR (S&P Index)	Net Income (in Millions)	Diluted EPS
	($)(1)	($)(2)	($)(3)	($)(4)	($)(5)	($)(6)	($)(7)	($)(8)	($)	($)
2025	10,822,133	N/A	10,139,183	N/A	2,497,043	1,937,250	230.83	136.53	405.6	6.10
2024	6,186,009	N/A	7,866,236	N/A	2,156,772	2,669,087	244.98	137.98	433.6	6.47
2023	5,347,527	N/A	6,435,377	N/A	1,746,269	1,697,782	164.83	128.97	304.9	4.54
2022	4,421,989	N/A	5,725,465	N/A	1,662,319	1,823,561	123.49	112.90	269.8	3.97
2021	3,769,765	4,986,164	3,801,740	(2,793,754)	2,634,509	1,934,435	114.97	122.18	245.3	3.50

(1)

For the purposes of this table, the Principal Executive Officer refers to Gerald L. Morgan. On March 18, 2021, Mr. Morgan was named Chief Executive Officer of the Company following W. Kent Taylor’s passing. The amounts described in this column relate to amounts disclosed in the Summary Compensation Table of this proxy statement. Additionally, for the purposes of the 2021 fiscal year, the amounts also reflect compensation received by Mr. Morgan for positions within the Company before assuming the role of Chief Executive Officer on March 18, 2021.

(2)

For the purposes of this table, the Second Principal Executive Officer refers to W. Kent Taylor. Mr. Taylor served as the Chief Executive Officer of the Company until his passing on March 18, 2021. The amounts described in this column relate to amounts disclosed in the Summary Compensation Table of this proxy statement.

(3)

The dollar amounts reported in the “CAP to First PEO” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the First PEO. These amounts reflect the amount set forth in the “Total” column of the “Summary Compensation Table” for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the below reconciliation table may not sum to total due to rounding:

CALCULATION OF FIRST PEO CAP
Year	SCT Total Comp	SCT Stock Awards	Value of Unvested Equity Awards Granted during CFY	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY	Value of Equity Awards Granted and Vested in CFY	Change in Value of Granted in Prior Years and Vested in CFY	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY	CAP to First PEO($)
	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)(i)	(a)-(b)+(c)+(d)+(e)+(f)-(g)
2025	10,822,133	8,410,928	7,767,360	—	—	(39,382)		10,139,183
2024	6,186,009	2,602,600	3,969,460	—	—	313,367	—	7,866,236
2023	5,347,527	2,599,856	3,423,848	—	—	263,858	—	6,435,377
2022	4,421,989	2,201,368	2,297,748	—	4,996	1,202,100	—	5,725,465
2021	3,769,765	2,394,513	2,352,525	—	—	73,963	—	3,801,740

(i)	For the purposes of determining the amount that should be included in column (g) of each footnote throughout the Company’s Pay Versus Performance disclosure, the Company has used (i) the value of the difference in the target amount of performance based restricted stock units that an applicable officer was granted for a particular fiscal year and the amount of performance based restricted stock units that actually vested to the extent the same is less than such target amount, and (ii) the value of the difference in the target amount of “retention” restricted stock units that an applicable officer was granted and the amount of “retention” restricted stock units that actually vested (as and if applicable).

(4)

CALCULATION OF SECOND PEO CAP
Year	SCT Total Comp	SCT Stock Awards	Value of Unvested Equity Awards Granted during CFY	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY	Value of Equity Awards Granted and Vested in CFY	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY	CAP to Second PEO($)
	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	(a)-(b)+(c)+(d)+(e)+(f)-(g)
2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	4,986,164	4,753,200	—	—	1,909,885	880,222	5,816,825	(2,793,754)

(5)

For the purposes of the 2021 fiscal year, the Non-Principal Executive Officers include Tonya R. Robinson, Doug W. Thompson, S. Chris Jacobsen, Christopher C. Colson, Hernan E. Mujica, and Regina A. Tobin.

For the purposes of the 2022 fiscal year, the Non-Principal Executive Officers include Tonya R. Robinson, S. Chris Jacobsen, Christopher C. Colson, Hernan E. Mujica, and Regina A. Tobin.

For the purposes of the 2023 fiscal year, the Non-Principal Executive Officers include Regina A. Tobin, D. Christopher Monroe, Keith V. Humpich, Tonya R. Robinson, Travis C. Doster, S. Chris Jacobsen, Christopher C. Colson, and Hernan E. Mujica.

For the purposes of the 2024 fiscal year, the Non-Principal Executive Officers include Regina A. Tobin, D. Christopher Monroe, Travis C. Doster, Christopher C. Colson, and Hernan E. Mujica.

For the purposes of the 2025 fiscal year, the Non-Principal Executive Officers include Regina A. Tobin, Michael S. Lenihan, Travis C. Doster, Christopher C. Colson, Hernan E. Mujica, L. Paul Marshall, Keith V. Humpich, and D. Christopher Monroe.

(6)

CALCULATION OF 2021 NON-PEO CAP
Non PEO	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Robinson	1,788,492	998,855	1,120,250	—	—	5,234	147,497	1,767,624
Thompson	7,556,722	2,376,600	—	—	—	6,192	1,475,289	3,711,025
Jacobsen	1,712,853	950,640	1,075,440	—	—	4,020	516,319	1,325,354
Tobin	1,395,079	822,315	761,770	—	—	56,190	—	1,390,724
Colson	1,589,173	945,109	873,795	—	—	66,566	—	1,584,425
Mujica	1,764,732	1,142,043	1,064,238	—	—	140,529	—	1,827,456
Average	2,634,509	1,205,927	815,916	—	—	46,455	356,518	1,934,435

CALCULATION OF 2022 NON-PEO CAP
Non PEO	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Robinson	1,755,123	893,178	932,283	—	—	205,623	—	1,999,851
Jacobsen	1,787,674	793,936	828,696	—	—	403,536	—	2,225,970
Tobin	1,788,904	795,166	913,449	—	—	(11,380)	—	1,895,807
Colson	1,489,948	496,210	517,935	—	—	(6,458)	—	1,505,215
Mujica	1,489,948	496,210	517,935	—	—	(20,710)	—	1,490,963
Average	1,662,319	694,940	742,060	—	—	114,122	—	1,823,561

CALCULATION OF 2023 NON-PEO CAP
Non PEO	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Tobin	2,400,016	897,792	1,182,336	—	—	90,021	—	2,774,581
Monroe	1,398,938	404,484	455,692	—	—	—	—	1,450,146
Humpich	1,148,979	364,629	421,946	—	—	48,696	—	1,254,992
Robinson	2,021,333	—	—	—	—	—	932,283	1,089,050
Doster	1,518,004	860,836	1,014,838	—	—	70,954	—	1,742,960
Jacobsen	1,827,450	804,272	—	—	—	95,188	—	1,118,366
Colson	1,826,340	794,920	1,046,860	—	—	(3,575)	—	2,074,705
Mujica	1,829,094	794,920	1,046,860	—	—	(3,575)	—	2,077,459
Average	1,746,269	615,232	646,067	—	—	37,214	116,535	1,697,782

CALCULATION OF 2024 NON-PEO CAP
Non PEO	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Tobin	2,830,728	899,080	1,371,268	—	—	92,110	—	3,395,026
Monroe	2,345,344	792,610	1,208,881	—	—	169,556	—	2,931,171
Doster	1,413,672	92,442	113,310	274,896	—	159,213	—	1,868,649
Colson	2,095,563	792,610	1,208,881	—	—	61,966	—	2,573,800
Mujica	2,098,551	792,610	1,208,881	—	—	61,966	—	2,576,788
Average	2,156,772	673,870	1,022,244	54,979	—	108,962	—	2,669,087

CALCULATION OF 2025 NON-PEO CAP
Non PEO	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Tobin	4,085,463	2,900,320	2,678,400	—	—	(11,500)	—	3,852,043
Lenihan	534,374	492,768	485,460	—	—	—	—	527,066
Doster	2,844,018	1,885,208	1,740,960	—	—	(10,474)	—	2,689,296
Colson	2,842,506	1,885,208	1,740,960	—	—	(7,523)	—	2,690,735
Mujica	2,845,260	1,885,208	1,740,960	—	—	(7,523)	—	2,693,489
Marshall	2,328,292	1,432,033	1,322,460	—	—	(5,960)	—	2,212,759
Humpich	1,638,793	875,787	822,604	—	—	8,341	—	1,593,951
Monroe	2,857,634	1,885,208	—	—	—	7,197	1,740,960	(761,337)
Average	2,497,043	1,655,218	1,316,476	—	—	(3,430)	217,620	1,937,250

(7)	For the purposes of calculating the Company’s total shareholder return (“TSR”), the Company’s TSR increased 15.0% in fiscal year 2021, increased 7.4% in fiscal year 2022, increased 33.5% in fiscal year 2023, increased 48.6% in fiscal year 2024, and decreased 5.8% in fiscal year 2025.

(8)	As more particularly shown in the Company’s Annual Report on Form 10-K for the year ended December 28, 2021, we presented a performance graph by comparing our cumulative TSR against the Russell 3000 Restaurant Index. In connection with our Annual Report on Form 10-K for the year ended December 28, 2021, December 27, 2022, December 26, 2023, December 31, 2024, and December 30, 2025, the Company presented a performance graph by comparing our cumulative TSR against the S&P Composite 1500 Restaurant Sub-Index (the “S&P Index”). For the purposes of the table above, we have shown the TSR for the Company’s peer companies using the S&P Index. In furtherance of the foregoing, using the S&P Composite 1500 Restaurant Sub-Index, the TSR of the Company’s peer companies increased 22.2% in fiscal year 2021, decreased 7.6% in fiscal year 2022, increased 14.2% in fiscal year 2023, increased 7.0% in fiscal year 2024, and decreased 1.1% in fiscal year 2025.

Company Selected Measure Name	DilutedEPS
Named Executive Officers, Footnote						For the purposes of this table, the Second Principal Executive Officer refers to W. Kent Taylor. Mr. Taylor served as the Chief Executive Officer of the Company until his passing on March 18, 2021. The amounts described in this column relate to amounts disclosed in the Summary Compensation Table of this proxy statement.	For the purposes of this table, the Principal Executive Officer refers to Gerald L. Morgan. On March 18, 2021, Mr. Morgan was named Chief Executive Officer of the Company following W. Kent Taylor’s passing. The amounts described in this column relate to amounts disclosed in the Summary Compensation Table of this proxy statement. Additionally, for the purposes of the 2021 fiscal year, the amounts also reflect compensation received by Mr. Morgan for positions within the Company before assuming the role of Chief Executive Officer on March 18, 2021.
Peer Group Issuers, Footnote
(8)	As more particularly shown in the Company’s Annual Report on Form 10-K for the year ended December 28, 2021, we presented a performance graph by comparing our cumulative TSR against the Russell 3000 Restaurant Index. In connection with our Annual Report on Form 10-K for the year ended December 28, 2021, December 27, 2022, December 26, 2023, December 31, 2024, and December 30, 2025, the Company presented a performance graph by comparing our cumulative TSR against the S&P Composite 1500 Restaurant Sub-Index (the “S&P Index”). For the purposes of the table above, we have shown the TSR for the Company’s peer companies using the S&P Index. In furtherance of the foregoing, using the S&P Composite 1500 Restaurant Sub-Index, the TSR of the Company’s peer companies increased 22.2% in fiscal year 2021, decreased 7.6% in fiscal year 2022, increased 14.2% in fiscal year 2023, increased 7.0% in fiscal year 2024, and decreased 1.1% in fiscal year 2025.

Adjustment To PEO Compensation, Footnote
(3)

The dollar amounts reported in the “CAP to First PEO” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the First PEO. These amounts reflect the amount set forth in the “Total” column of the “Summary Compensation Table” for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the below reconciliation table may not sum to total due to rounding:

CALCULATION OF FIRST PEO CAP
Year	SCT Total Comp	SCT Stock Awards	Value of Unvested Equity Awards Granted during CFY	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY	Value of Equity Awards Granted and Vested in CFY	Change in Value of Granted in Prior Years and Vested in CFY	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY	CAP to First PEO($)
	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)(i)	(a)-(b)+(c)+(d)+(e)+(f)-(g)
2025	10,822,133	8,410,928	7,767,360	—	—	(39,382)		10,139,183
2024	6,186,009	2,602,600	3,969,460	—	—	313,367	—	7,866,236
2023	5,347,527	2,599,856	3,423,848	—	—	263,858	—	6,435,377
2022	4,421,989	2,201,368	2,297,748	—	4,996	1,202,100	—	5,725,465
2021	3,769,765	2,394,513	2,352,525	—	—	73,963	—	3,801,740

(i)	For the purposes of determining the amount that should be included in column (g) of each footnote throughout the Company’s Pay Versus Performance disclosure, the Company has used (i) the value of the difference in the target amount of performance based restricted stock units that an applicable officer was granted for a particular fiscal year and the amount of performance based restricted stock units that actually vested to the extent the same is less than such target amount, and (ii) the value of the difference in the target amount of “retention” restricted stock units that an applicable officer was granted and the amount of “retention” restricted stock units that actually vested (as and if applicable).

(4)

CALCULATION OF SECOND PEO CAP
Year	SCT Total Comp	SCT Stock Awards	Value of Unvested Equity Awards Granted during CFY	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY	Value of Equity Awards Granted and Vested in CFY	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY	CAP to Second PEO($)
	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	(a)-(b)+(c)+(d)+(e)+(f)-(g)
2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	4,986,164	4,753,200	—	—	1,909,885	880,222	5,816,825	(2,793,754)

Non-PEO NEO Average Total Compensation Amount	$ 2,497,043	$ 2,156,772	$ 1,746,269	$ 1,662,319	$ 2,634,509
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,937,250	2,669,087	1,697,782	1,823,561	1,934,435
Adjustment to Non-PEO NEO Compensation Footnote

CALCULATION OF 2021 NON-PEO CAP
Non PEO	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Robinson	1,788,492	998,855	1,120,250	—	—	5,234	147,497	1,767,624
Thompson	7,556,722	2,376,600	—	—	—	6,192	1,475,289	3,711,025
Jacobsen	1,712,853	950,640	1,075,440	—	—	4,020	516,319	1,325,354
Tobin	1,395,079	822,315	761,770	—	—	56,190	—	1,390,724
Colson	1,589,173	945,109	873,795	—	—	66,566	—	1,584,425
Mujica	1,764,732	1,142,043	1,064,238	—	—	140,529	—	1,827,456
Average	2,634,509	1,205,927	815,916	—	—	46,455	356,518	1,934,435

CALCULATION OF 2022 NON-PEO CAP
Non PEO	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Robinson	1,755,123	893,178	932,283	—	—	205,623	—	1,999,851
Jacobsen	1,787,674	793,936	828,696	—	—	403,536	—	2,225,970
Tobin	1,788,904	795,166	913,449	—	—	(11,380)	—	1,895,807
Colson	1,489,948	496,210	517,935	—	—	(6,458)	—	1,505,215
Mujica	1,489,948	496,210	517,935	—	—	(20,710)	—	1,490,963
Average	1,662,319	694,940	742,060	—	—	114,122	—	1,823,561

CALCULATION OF 2023 NON-PEO CAP
Non PEO	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Tobin	2,400,016	897,792	1,182,336	—	—	90,021	—	2,774,581
Monroe	1,398,938	404,484	455,692	—	—	—	—	1,450,146
Humpich	1,148,979	364,629	421,946	—	—	48,696	—	1,254,992
Robinson	2,021,333	—	—	—	—	—	932,283	1,089,050
Doster	1,518,004	860,836	1,014,838	—	—	70,954	—	1,742,960
Jacobsen	1,827,450	804,272	—	—	—	95,188	—	1,118,366
Colson	1,826,340	794,920	1,046,860	—	—	(3,575)	—	2,074,705
Mujica	1,829,094	794,920	1,046,860	—	—	(3,575)	—	2,077,459
Average	1,746,269	615,232	646,067	—	—	37,214	116,535	1,697,782

CALCULATION OF 2024 NON-PEO CAP
Non PEO	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Tobin	2,830,728	899,080	1,371,268	—	—	92,110	—	3,395,026
Monroe	2,345,344	792,610	1,208,881	—	—	169,556	—	2,931,171
Doster	1,413,672	92,442	113,310	274,896	—	159,213	—	1,868,649
Colson	2,095,563	792,610	1,208,881	—	—	61,966	—	2,573,800
Mujica	2,098,551	792,610	1,208,881	—	—	61,966	—	2,576,788
Average	2,156,772	673,870	1,022,244	54,979	—	108,962	—	2,669,087

CALCULATION OF 2025 NON-PEO CAP
Non PEO	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Tobin	4,085,463	2,900,320	2,678,400	—	—	(11,500)	—	3,852,043
Lenihan	534,374	492,768	485,460	—	—	—	—	527,066
Doster	2,844,018	1,885,208	1,740,960	—	—	(10,474)	—	2,689,296
Colson	2,842,506	1,885,208	1,740,960	—	—	(7,523)	—	2,690,735
Mujica	2,845,260	1,885,208	1,740,960	—	—	(7,523)	—	2,693,489
Marshall	2,328,292	1,432,033	1,322,460	—	—	(5,960)	—	2,212,759
Humpich	1,638,793	875,787	822,604	—	—	8,341	—	1,593,951
Monroe	2,857,634	1,885,208	—	—	—	7,197	1,740,960	(761,337)
Average	2,497,043	1,655,218	1,316,476	—	—	(3,430)	217,620	1,937,250

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table lists the three financial performance measures that we believe represent the most important financial measures to link compensation actually paid to our Named Executive Officers in 2025 to our performance.

Most Important Performance Measures
1) Diluted Earnings Per Share Growth
2) Profit Growth
3) Change in Stock Price

Total Shareholder Return Amount	$ 230.83	244.98	164.83	123.49	114.97
Peer Group Total Shareholder Return Amount	136.53	137.98	128.97	112.9	122.18
Net Income (Loss)	$ 405,600,000	$ 433,600,000	$ 304,900,000	$ 269,800,000	$ 245,300,000
Company Selected Measure Amount | $ / shares	6.1	6.47	4.54	3.97	3.5
PEO Name	Gerald L. Morgan
Change In Shareholder Rtn Percentage	5.80%	48.60%	33.50%	7.40%	15.00%
Change In Peer Group 1 Rtn Percentage	1.10%	7.00%	14.20%	7.60%	22.20%
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Profit Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Change in Stock Price
Gerald L Morgan
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,822,133	$ 6,186,009	$ 5,347,527	$ 4,421,989	$ 3,769,765
PEO Actually Paid Compensation Amount	10,139,183	7,866,236	6,435,377	5,725,465	3,801,740
Gerald L Morgan | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,410,928	2,602,600	2,599,856	2,201,368	2,394,513
Gerald L Morgan | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,767,360	3,969,460	3,423,848	2,297,748	2,352,525
Gerald L Morgan | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,996
Gerald L Morgan | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,382)	313,367	263,858	1,202,100	73,963
W Kent Taylor
Pay vs Performance Disclosure
PEO Total Compensation Amount					4,986,164
PEO Actually Paid Compensation Amount					(2,793,754)
W Kent Taylor | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,753,200
W Kent Taylor | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,909,885
W Kent Taylor | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					880,222
W Kent Taylor | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,816,825
Tonya R Robinson
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			2,021,333	1,755,123	1,788,492
Non-PEO NEO Average Compensation Actually Paid Amount			1,089,050	1,999,851	1,767,624
Doug W Thompson
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount					7,556,722
Non-PEO NEO Average Compensation Actually Paid Amount					3,711,025
S Chris Jacobsen
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			1,827,450	1,787,674	1,712,853
Non-PEO NEO Average Compensation Actually Paid Amount			1,118,366	2,225,970	1,325,354
Christopher C Colson
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	2,842,506	2,095,563	1,826,340	1,489,948	1,589,173
Non-PEO NEO Average Compensation Actually Paid Amount	2,690,735	2,573,800	2,074,705	1,505,215	1,584,425
Hernan E Mujica
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	2,845,260	2,098,551	1,829,094	1,489,948	1,764,732
Non-PEO NEO Average Compensation Actually Paid Amount	2,693,489	2,576,788	2,077,459	1,490,963	1,827,456
Regina A Tobin
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	4,085,463	2,830,728	2,400,016	1,788,904	1,395,079
Non-PEO NEO Average Compensation Actually Paid Amount	3,852,043	3,395,026	2,774,581	1,895,807	1,390,724
David Christopher Monroe
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	2,857,634	2,345,344	1,398,938
Non-PEO NEO Average Compensation Actually Paid Amount	(761,337)	2,931,171	1,450,146
Keith V. Humpich
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,638,793		1,148,979
Non-PEO NEO Average Compensation Actually Paid Amount	1,593,951		1,254,992
Travis C. Doster
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	2,844,018	1,413,672	1,518,004
Non-PEO NEO Average Compensation Actually Paid Amount	2,689,296	1,868,649	1,742,960
Michael S. Lenihan [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	534,374
Non-PEO NEO Average Compensation Actually Paid Amount	527,066
L. Paul Marshall [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	2,328,292
Non-PEO NEO Average Compensation Actually Paid Amount	2,212,759
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,655,218)	(673,870)	(615,232)	(694,940)	(1,205,927)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,316,476	1,022,244	646,067	742,060	815,916
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		54,979
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,430)	108,962	37,214	114,122	46,455
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(217,620)		(116,535)		(356,518)
Non-PEO NEO | Tonya R Robinson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(893,178)	(998,855)
Non-PEO NEO | Tonya R Robinson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				932,283	1,120,250
Non-PEO NEO | Tonya R Robinson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				205,623	5,234
Non-PEO NEO | Tonya R Robinson | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(932,283)		(147,497)
Non-PEO NEO | Doug W Thompson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,376,600)
Non-PEO NEO | Doug W Thompson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					6,192
Non-PEO NEO | Doug W Thompson | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,475,289)
Non-PEO NEO | S Chris Jacobsen | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(804,272)	(793,936)	(950,640)
Non-PEO NEO | S Chris Jacobsen | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				828,696	1,075,440
Non-PEO NEO | S Chris Jacobsen | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			95,188	403,536	4,020
Non-PEO NEO | S Chris Jacobsen | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(516,319)
Non-PEO NEO | Christopher C Colson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,885,208)	(792,610)	(794,920)	(496,210)	(945,109)
Non-PEO NEO | Christopher C Colson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,740,960	1,208,881	1,046,860	517,935	873,795
Non-PEO NEO | Christopher C Colson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,523)	61,966	(3,575)	(6,458)	66,566
Non-PEO NEO | Hernan E Mujica | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,885,208)	(792,610)	(794,920)	(496,210)	(1,142,043)
Non-PEO NEO | Hernan E Mujica | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,740,960	1,208,881	1,046,860	517,935	1,064,238
Non-PEO NEO | Hernan E Mujica | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,523)	61,966	(3,575)	(20,710)	140,529
Non-PEO NEO | Regina A Tobin | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,900,320)	(899,080)	(897,792)	(795,166)	(822,315)
Non-PEO NEO | Regina A Tobin | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,678,400	1,371,268	1,182,336	913,449	761,770
Non-PEO NEO | Regina A Tobin | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,500)	92,110	90,021	$ (11,380)	$ 56,190
Non-PEO NEO | David Christopher Monroe | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,885,208)	(792,610)	(404,484)
Non-PEO NEO | David Christopher Monroe | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,208,881	455,692
Non-PEO NEO | David Christopher Monroe | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,197	169,556
Non-PEO NEO | David Christopher Monroe | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,740,960)
Non-PEO NEO | Keith V. Humpich | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(875,787)		(364,629)
Non-PEO NEO | Keith V. Humpich | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	822,604		421,946
Non-PEO NEO | Keith V. Humpich | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,341		48,696
Non-PEO NEO | Travis C. Doster | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,885,208)	(92,442)	(860,836)
Non-PEO NEO | Travis C. Doster | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,740,960	113,310	1,014,838
Non-PEO NEO | Travis C. Doster | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		274,896
Non-PEO NEO | Travis C. Doster | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,474)	$ 159,213	$ 70,954
Non-PEO NEO | Michael S. Lenihan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(492,768)
Non-PEO NEO | Michael S. Lenihan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	485,460
Non-PEO NEO | L. Paul Marshall [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,432,033)
Non-PEO NEO | L. Paul Marshall [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,322,460
Non-PEO NEO | L. Paul Marshall [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,960)